COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 08, 2017	Dec. 06, 2006
Rent expense		$ 158,096	$ 63,978
Contract settlement amount						$ 11,164
Accrued interest		463,900	313,035	$ 306,071	$ 38,199	$ 18,000
Accrued interest current		18,000
Accrued		11,164
Due to related party		$ 82,883	28,624
Issuance of common stock		49,600
Prepaid expenses with common shares		$ 0	$ 122,162
Short Term Operating Lease [Member]
Operating lease, monthly payment		$ 1,800
Issuance of common stock		16,000
Rent payments, monthly		$ 6,000
Prepaid expenses with common shares		49,600
Leases on office space per month		5,000
Highland School [Member] | Short Term Lease Agreement [Member]
Lease expiration term	Oct. 31, 2020
Highland School [Member] | Short Term Lease Agreement [Member] | Maximum [Member]
Operating lease, monthly payment	$ 2,900
Highland School [Member] | Short Term Lease Agreement [Member] | Minimum [Member]
Operating lease, monthly payment	$ 2,800
California [Member]
Contract settlement amount		85,000
Legal fees		3,000
Due to related party		28,786
Accrued interest		$ 53,000